Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Payment Arrangements
21.	SHARE-BASED PAYMENT ARRANGEMENTS

Employee Share Option Plan

Under the Company’s employee share option plan, qualified employees of the Company and its subsidiaries were granted 661,000 options in July 2010, 910,000 options in July 2011, 669,750 options in July 2012, 619,250 options in July 2013, 680,625 options in July 2014, 2,477,336 options in July 2015, 1,032,250 options in July 2016 and 825,833 options in September 2017. Each option entitles the holder to subscribe for one ordinary share of the Company. Options granted pursuant to the 2010 to 2016 Plan are either vested in full as of the date of grant or are 25% vested as of the date of grant, with the remaining 75% vesting in equal annual installments over the three years following the date of grant. Options granted pursuant to the 2017 Plan vest in full upon the two year anniversary of the date of grant.

On December 10, 2020, the Board of Directors (the “Board”) of the Company approved the Company’s 2020 Equity Incentive Plan (the “2020 EIP”). The 2020 EIP, among other things, provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants. The maximum number of ordinary shares that may be issued under the 2020 EIP is 20,676,974 ordinary shares (an equivalent of 4,135,395 ADS of the Company, each ADS representing five ordinary shares). Awards granted under the 2020 EIP in substitution for any options or other equity or equity-based awards granted by an entity before the entity’s merger or consolidation with the Company or the Company’s acquisition of the entity’s property or stock will not reduce the number of ordinary shares available for grant under the 2020 EIP, but will count against the maximum number of ordinary shares that may be issued upon the exercise of incentive stock options. References in this summary to ordinary shares include an equivalent number of the Company’s ADSs. On December 15, 2020, 3,824,062 options were granted under the Company’s 2020 employee share option plan, which each option entitles the holder to subscribe for one ADS of the Company. The options granted are valid for 10 years and exercisable at certain percentages once they have vested. No performance conditions were attached to the plan.

Information on employee share options granted from July 2010 to 2016 is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS equals to 5 ordinary shares):

	For the Year Ended December 31
	2018		2019		2020
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	6,887,523	$1.41	6,822,523	$1.41	6,670,356	$1.43
Options forfeited	(5,000)	2.13	(32,167)	2.26	-	-
Options exercised	(60,000)	0.80	(120,000)	0.20	-	-
Balance at December 31	6,822,523	1.41	6,670,356	1.43	6,670,356	1.43
Options exercisable, end of period	6,595,294	1.38	6,670,356	1.43	6,670,356	1.43

Information on employee share options granted in September 2017 is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS equals to 5 ordinary shares):

	For the Year Ended December 31
	2018		2019		2020
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	755,833	$1.28	698,167	$1.28	501,167	$1.28
Options forfeited	(57,666)	1.28	(197,000)	1.28	-	-
Balance at December 31	698,167	1.28	501,167	1.28	501,167	1.28
Options exercisable, end of period	-	-	501,167	1.28	501,167	1.28

Information on employee share options granted in December 2020 is as follows. Each option entitles the holder to subscribe for one ADS of the Company

	For the year ended December 31
	2020
	Number of Options	Weighted- average Exercise Price Per Option
Balance at January 1
Options granted	3,824,062	$2.06
Options forfeited	-	-
Balance at December 31	3,824,062	2.06
Options exercisable, end of period	-	-
Weighted-average fair value of options granted		$1.62

Information on outstanding options as of December 31, 2020 is as follows:

July 2010		July 2011		July 2012		July 2013		July 2014
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$0.20-$0.80	0	$0.20-$0.80	0.7	$0.80	1.7	$0.80-$1.36	2.7	$1.36	3.7

July 2015		July 2016		July 2017		Dec 2020
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$1.36-$1.88	4.7	$2.26	5.7	$1.28	6.9	$2.06	3.5

Options granted in July of 2010, 2011, 2012, 2013, 2014, 2015, 2016, September 2017 and December 2020, were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2010	July 2011	July 2012	July 2013	July 2014	July 2015	July 2016	September 2017	December 2020
Grant-date share price	$0.80	$0.80	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28	$2.22
Exercise price	$0.20-$0.80	$0.20-$0.80	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28	$2.06
Expected volatility	59.16%	54.26%-54.44%	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%	66.25%
Expected life (years)	10	10	10	10	10	10	10	10	10
Expected dividend yield	-	-	-	-	-	-	-	-	-
Risk-free interest rate	2.954%	2.96%-3.22%	1.61%	2.5%	2.58%	2.43%	1.46%	1.10%	0.92%

Expected volatility was based on the average annualized historical share price volatility of comparable companies before the grant date.

Compensation costs recognized for the years ended December 31, 2018, 2019 and 2020 were $451,060, $42,511 and $132,200 respectively.

Long Term Incentive Plan

On August 23, 2017 and February 1, 2018, the Company granted 1,462,000 and 104,000 ordinary shares (equivalent to 292,400 ADSs and 20,800 ADSs) bonus entitlement units to the Company’s executive officers pursuant to the 2017 LTIP, respectively. The value of the 2017 LTIP, which was originally measured based on the quoted share price, was changed retrospectively at a 5:1 conversion ratio of the Taiwan share price to the ADS price due to the modification of the 2017 LTIP approved by the board of directors on July 30, 2018. On July 30, 2018, the Company granted 241,142 bonus entitlement units to the executive officers pursuant to the 2018 LTIP, and on July 30, 2019, the Company granted 491,020 bonus entitlement units to the executive officers pursuant to the 2019 LTIP .

Upon vesting and redemption, each unit award is converted into a cash payment equal to the number of units multiplied by the per-share fair market value of the Company’s ordinary shares on the day following the Company’s receipt of a redemption notice. The 292,400 bonus entitlement units granted under the 2017 LTIP will be one-third vested each year after the first, second, and third anniversary of the award. The 20,800 bonus entitlement units granted under the 2017 LTIP will be one-half vested each year after the second and third anniversary of the award. The 241,142 bonus entitlement units granted under the 2018 LTIP will be one-third vested each year after the first, second, and third anniversary of the award. The 491,020 bonus entitlement units granted under the 2019 LTIP will be one-third vested each year after the first, second, and third anniversary of the award.

Regarding the Company’s 2017 LTIPs, the respective quoted fair value of the awards on the grant date was $5.50 and $8.04, based on the August 23, 2017 and February 1, 2018 equivalent ADS price of the Company’s Taiwan share price respectively. The Company’s remaining 2018 and 2019 LTIPs are based on the respective quoted fair value of the awards on the grant date of $7.90 and $2.92, being the closing price of ADS on July 30, 2018, and July 30, 2019 respectively.

As of December 31, 2020, 283,501 units have been forfeited.

The quoted fair value on the reporting date is based on the closing price per ADS of $2.03 and $1.90 as of December 31, 2019 and December 31, 2020, respectively.

The Company recognized total expenses of $838,677, $1,272 and $213,636 in respect of the LTIPs for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and December 31, 2020, the Company recognized compensation liabilities of $755,787 and $1,073,593 as current (classified as other payables), respectively, and $184,870 and $111,990 as non-current, respectively.

The Company’s 2017 LTIP is described as follows:

	Number of ADSs units
	For the year ended December 31
	2018	2019	2020
Balance at January 1	292,400	295,867	232,000
Awards granted	20,800	-	-
Awards Exercised	(17,333)	-	-
Awards forfeited	-	(63,867)	(16,867)
Balance at December 31	295,867	232,000	215,133
Balance exercisable, end of period	80,133	145,667	204,733

The Company’s 2018 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2018	2019	2020
Balance at January 1	-	241,142	168,089
Awards granted	241,142	-	-
Awards forfeited	-	(73,053)	(25,644)
Balance at December 31	241,142	168,089	142,445
Balance exercisable, end of period	-	56,030	99,237

The Company’s 2019 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2019	2020
Balance at January 1	-	491,020
Awards granted	491,020	-
Awards forfeited	-	(104,070)
Balance at December 31	491,020	386,950
Balance exercisable, end of period	-	128,983

Each bonus entitlement unit grants the holders of the LTIPs a conditional right to receive an amount of cash equal to the per-unit fair market value of the Company’s ordinary shares and ADSs, respectively, on the settlement date. The LTIPs qualify as cash-settled share-based payment transactions. The Company recognizes the liabilities in respect of its obligations under the LTIPs, which are measured based on the Company’s quoted market price of its ADSs at the reporting date, and takes into account the extent to which the services have been rendered to date.